Basis of Consolidated Financial Statement Presentation - Additional Information (Details)	May 02, 2018	Nov. 06, 2017
Basis Of Condensed Consolidated Financial Statement Presentation [Abstract]
Reverse stock split ratio	0.002	0.0029
Reverse stock split	1:500	1:350